Vessels, Port Terminals and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2020
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

NOTE 4: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2019	$1,809,195	$(532,681)	$1,276,514
Additions	2,209	(32,287)	(30,078)
Impairment losses	(67,511)	47,958	(19,553)
Vessel disposals	(23,078)	—	(23,078)
Write offs	(549)	77	(472)
Vessel acquisitions	96,678	(1,014)	95,664
Balance June 30, 2020	$1,816,944	$(517,947)	$1,298,997

Deposits for Vessels and Port Terminals Acquisitions

On November 21, 2019, Navios Logistics entered into a shipbuilding contract for the construction of six liquid barges for a total consideration of $17,140. Pursuant to this agreement, Navios Logistics has secured the availability of credit for up to 75% of the purchase price, and up to a five-year repayment period starting from the delivery of each vessel. The barges are expected to be delivered starting from the fourth quarter of 2020 through the first quarter of 2021. As of June 30, 2020, Navios Logistics had paid $4,400 for the construction of these barges, which are included within “Other long-term assets”. The amount included capitalized interest of $310 as of June 30, 2020.

As of June 30, 2020, Navios Logistics had paid $898 for capitalized expenses for the development of its port operations in Port Murtinho region, Brazil.

As of June 30, 2020, Navios Logistics had paid $456 for the construction of two new tanks in its liquid port terminal.

Impairment loss/ loss on sale of vessels, net

In June 2020, the Company agreed to sell to an unrelated third party the Navios Amitie, a 2005-built Panamax vessel of 75,395 dwt, for a sale price of approximately $6,887. The impairment loss amounted to $4,478 and is included in the consolidated statements of comprehensive (loss)/income under “Impairment loss/ loss on sale of vessels, net”.

In August 2020, the Company completed the sale to an unrelated third party the Navios Northern Star, a 2005-built Panamax vessel of 75,395 dwt, for a sale price of approximately $6,860. The impairment loss amounted to $4,489 and is included in the consolidated statements of comprehensive (loss)/income under “Impairment loss/ loss on sale of vessels, net”.

In May 2020, the Company completed the sale to an unrelated third party of the Navios Star, a 2002-built Panamax vessel of 76,662 dwt, for a net sale price of $6,450, paid in cash. The impairment loss of the Navios Star amounted to $5,697 (including $258 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income under “Impairment loss/ loss on sale of vessels, net”.

In January and February 2020, the Company completed the sale to unrelated third parties of the Navios Hios, a 2003-built Ultra Handymax vessel of 55,180 dwt and the Navios Kypros, a 2003-built Ultra Handymax vessel of 55,222 dwt, for approximately $16,628 in total, including insurance proceeds covering unrepaired damages plus expenses (subject to applicable deductibles and other customary limitations). The loss due to the sale of the Navios Kypros, during the six month period ended June 30, 2020, amounted to $5,551 (including $404 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income under “Impairment loss/ loss on sale of vessels, net”.

Vessel Acquisitions

In June 2020, following the liquidation of Navios Europe II, the Company acquired the Jupiter N and the Rainbow N, two 2011-built Panamax vessels of 93,062 dwt and 79,642 dwt, respectively, for an acquisition cost of $24,883 in total plus working capital adjustments.

In March 2020, the Company acquired from an unrelated third party, a previously chartered-in vessel, the Navios Corali, a 2015-built Capesize vessel of 181,249 dwt, for a total acquisition cost of $36,684, which was paid in cash.

In January 2020, the Company acquired from an unrelated third party, a previously chartered-in vessel, the Navios Canary, a 2015-built Capesize vessel of 180,528 dwt, for a total acquisition cost of $35,111, which was paid in cash.

Navios Logistics

On November 12, 2018, Navios Logistics acquired approximately 3.5 hectares of undeveloped land located in the Port Murtinho region, Brazil. Navios Logistics plans to develop this land for its port operations. As of June 30, 2020, Navios Logistics had paid $1,155 for the land acquisition.

In February 2017, two self-propelled barges of Navios Logistics’ fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. Sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option at no cost at the end of the lease period.